StockCar Stocks Mutual Fund, Inc.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the StockCar Stocks Mutual Fund, Inc.  (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated January 31, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 02/07/2008

StockCar Stocks Mutual Fund, Inc.

By:

/S/Allan Westcott

Allan Westcott

President